Capital Structure, Common Stock (Details) $ / shares in Units, $ in Thousands												3 Months Ended		6 Months Ended
	Jun. 25, 2020	Jun. 08, 2020 USD ($) $ / shares shares	Jun. 05, 2020 USD ($) $ / shares shares	May 26, 2020 USD ($) $ / shares shares	May 20, 2020 USD ($) $ / shares shares	May 07, 2020 USD ($) $ / shares shares	May 04, 2020 USD ($) $ / shares shares	Apr. 22, 2020 USD ($) $ / shares shares	Apr. 14, 2020 USD ($) $ / shares shares	Apr. 02, 2020 USD ($) $ / shares shares	Oct. 17, 2019	Jun. 30, 2020 USD ($) Offering Placement $ / shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares	Jun. 30, 2019 USD ($)
Common Stock [Abstract]
Reverse stock split ratio	0.0625
Gross proceeds | $												$ 51,092		$ 48,867	$ 13,225
Net proceeds | $												$ 47,205
Number of registered direct offerings | Offering												4
Number of Private Placements | Placement												4
Class D Warrants [Member]
Common Stock [Abstract]
Gross proceeds | $		$ 982
Warrant exercise price (in dollars per share) | $ / shares		$ 1.60						$ 1.92		$ 2.72		$ 1.60	$ 1.60	$ 1.60
Number of securities called by warrants (in shares)		614,046
Public Offering [Member]
Common Stock [Abstract]
Gross proceeds | $										$ 6,899			$ 4,100
Number of units included in public offering (in shares)										2,536,468
Number of securities included in units offered (in shares)										2,536,468
Warrant exercise price (in dollars per share) | $ / shares										$ 2.72
Issuance of common stock (in shares)													2,263,421
Number of securities called by warrants (in shares)										2,536,468
Public Offering [Member] | Class D Warrants [Member]
Common Stock [Abstract]
Number of securities included in units offered (in shares)										40,583,500
Over-Allotment Option [Member]
Common Stock [Abstract]
Number of units included in public offering (in shares)										330,843
Over-Allotment Option [Member] | Class D Warrants [Member]
Common Stock [Abstract]
Warrant exercise price (in dollars per share) | $ / shares										$ 3.40
Number of securities called by warrants (in shares)										110,281
Registered Direct Offering [Member]
Common Stock [Abstract]
Gross proceeds | $						$ 5,202	$ 5,154	$ 6,090	$ 6,750
Issuance of common stock (in shares)						2,709,375	2,684,375	3,171,875	3,125,000
Sales price per unit (in dollars per share) | $ / shares						$ 1.92	$ 1.92	$ 1.92	$ 2.16
Private Placement [Member]
Common Stock [Abstract]
Gross proceeds | $		$ 5,877	$ 1,068	$ 6,341	$ 3,611
Warrant exercise price (in dollars per share) | $ / shares		$ 1.60	$ 1.92	$ 1.28	$ 1.44
Number of securities called by warrants (in shares)		3,672,750	556,250	4,953,813	2,507,812	2,709,375	2,684,375	3,171,875	3,125,000
Minimum [Member]
Common Stock [Abstract]
Reverse stock split ratio											0.5
Maximum [Member]
Common Stock [Abstract]
Reverse stock split ratio											0.05